Commitments and Contingencies (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Jun. 30, 2020
Commitments and Contingencies [Line Items]
Real estate lease term, description						The Company’s real estate lease is for a fulfillment center, with a lease term of 5 years expiring in August 2025.
Lease agreement amount				$ 300,000		$ 300,000
Monthly rent	$ 6,400			$ 6,600
Increasing annual rent, percentage	3.00%			3.00%
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]						Total present value of future minimum lease payments
Operating lease cost		$ 19,200	$ 25,400	$ 57,600	$ 76,200	$ 78,500
Lease term		5 years		5 years
New Lease Agreement [Member]
Commitments and Contingencies [Line Items]
Lease term							5 years
Louisville, Kentucky [Member]
Commitments and Contingencies [Line Items]
Monthly rent				$ 6,800		$ 6,600